UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2008

Place X if Amendment				;	Amendment Number:

This Amendment (place X in only one):		is a restatement.

					adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Emery Howard Portfolio Management
Address:	400 South El Camino Real, Suite 700
	San Mateo, CA  94402


Form 13F File Number: 028-14181

Central Index Key (CIK) Number:	0001495703

CIK Confirmation Code (CCC):	yxhx*8du

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank C. Marinaro
Title:		Portfolio Manager, CCO
Phone:		650-579-7100

Signature, Place, and Date of Signing


Frank C. Marinaro				San Mateo, CA					March 13, 2013
[Signature]					[City, State]					[Date]

Report Type (Place an X in only one box):

X	13F HOLDINGS REPORT

	13F NOTICE

	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 			0
Form 13F Information Table Entry Total:		20
Form 13F Information Table Value Total:		114,348
						(thousands)

List of Other Included Managers: NONE


EDGAR FILING DATA

Filing Contact / Notification Email Addresses:

Submission Contact Name:			Kathy Chin
Submission Contact Phone:			650-579-7100

List of Email Addresses to Receive SEC acceptance message:

frank@emeryhoward.com
kathy@emeryhoward.com

			Value	Shares/	Sh/	Put/
Invstmt	Other	Voting Authority
Name of Issuer	Title of Class	CUSIP	(x$1000)	Prn Amt	Prn	Call
Dscretn	Mgrs	Sole	Shared	None
ISHARES MSCI SINGAPORE	CU	464286673	203	15860	SH		Sole				15860
ISHARES MSCI TAIWAN INDX	CU	464286731	183	11575	SH		Sole				11575
ISHARES MSCI HK IDX FD	CU	464286871	205	11435	SH		Sole				11435
ISHARES DJ SELECT DIV FD	CU	464287168	2771	47891	SH		Sole				47891
ISHARES TR MSCI EAFE FD	CU	464287465	277	3857	SH		Sole				3857
ISHARES TR COHEN & STEER	CU	464287564	6542	81379	SH		Sole				81379
ISHARES RUSSELL 1000 VAL	CU	464287598	4138	56333	SH		Sole				56333
ISHARES TR RUSSELL 1000 GROWTH	CU	464287614	715	13135	SH		Sole				13135
ISHARES TR RUSSELL 1000 INDEX	CU	464287622	22754	316117	SH		Sole				316117
ISHARES TR RUSSELL 2000	CU	464287655	5258	76988	SH		Sole				76988
ISHARES TR RUSSELL 3000	CU	464287689	349	4582	SH		Sole				4582
ISHARES DJ US HOME CONST	CU	464288752	388	19293	SH		Sole				19293
VANGUARD EUROPE PAC ETF	CU	921943858	12607	285993	SH		Sole				285993
VANGUARD EMERGING MARKET	CU	922042858	1517	16133	SH		Sole				16133
VANGUARD TOTAL STOCK MKT	CU	922908769	286	2183	SH		Sole				2183
POWERSHS QQQ TRUST SER 1	CU	73935A104	4296	98253	SH		Sole				98253
S P D R TRUST UNIT SR 1	CU	78462F103	42143	319336	SH		Sole				319336
SPDR S&P INTERNATIONAL	CU	78463X871	1996	62336	SH		Sole				62336
SPDR DOW JONES INDUSTRIAL ETF	CU	78467X10	7458	60935	SH		Sole				60935
VANGUARD FINANCIALS	CU	92204A405	262	5729	SH		Sole				5729